Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Note 5 – Other Current Assets

Other current assets included the following as of June 30, 2022 and December 31, 2021, respectively:

	June 30,	December 31,
	2022	2021
VAT tax receivable	$182,379	$147,194
Prepaid expenses	26,683	29,366
Deferred cost of goods sold	22,132	19,470
Other receivables	-	110,000
Total	$231,194	$306,030

Note 7 – Other Current Assets

Other current assets included the following as of December 31, 2021 and 2020, respectively:

	December 31,	December 31,
	2021	2020
VAT tax receivable	$147,194	$99,199
Prepaid expenses	29,366	19,226
Deferred cost of goods sold	19,470	-
Other receivables	110,000	486
Total	$306,030	$118,911